Filed electronically with the Securities and Exchange Commission on November 20, 1997

                                                              File No. 2-14400
                                                              File No. 811-642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
         Post-Effective Amendment No.     57

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     37

                        Scudder International Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                      345 Park Avenue, New York, NY 10154
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                 Two International Place, Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

             X     immediately upon filing pursuant to paragraph (b)
          --------

                   on August 1, 1997 pursuant to paragraph (b)
          --------

                   60 days after filing pursuant to paragraph (a)(i)
          --------

                   on ________________________ pursuant to paragraph (a)(i)
          --------

                   75 days after filing pursuant to paragraph (a)(ii)
          --------

                   on ________________________ pursuant to paragraph (a)(ii) of
          -------- Rule 485

If appropriate, check the following:

                   this post-effective amendment designates a new effective -------- date for a previously filed post-effective amendment

                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER LATIN AMERICA FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

     Item No.        Item Caption                     Prospectus Caption

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      LATIN AMERICAN INVESTMENT EXPERIENCE
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION-Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS-A team approach to investing
                                                      DIRECTORS AND OFFICERS

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION-Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION-Tax Information
                                                      SHAREHOLDER BENEFITS-SAIL(sm)Scudder Automated Information Line,
                                                           Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION-Underwriter
                                                      TRANSACTION INFORMATION-Purchasing shares, Share price,
                                                           Processing time, Minimum balances, Third party transactions
                                                      SHAREHOLDER BENEFIT-Dividend reinvestment plan
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION-Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 1

                           SCUDDER LATIN AMERICA FUND
                                   (continued)

PART B

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS-Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION-Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS-Brokerage Commissions, Portfolio Turnover
                    and Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 2


                       SCUDDER PACIFIC OPPORTUNITIES FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A
     Item No.        Item Caption                 Prospectus Caption

        1.           Cover Page                   COVER PAGE

        2.           Synopsis                     EXPENSE INFORMATION

        3.           Condensed Financial          FINANCIAL HIGHLIGHTS
                     Information                  DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                   WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  FUND ORGANIZATION

        5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                                  A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION-Investment adviser, Transfer agent
                                                  SHAREHOLDER BENEFITS-A team approach to investing
                                                  DIRECTORS AND OFFICERS

        5A.          Management's Discussion      NOT APPLICABLE
                     of Fund Performance

        6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATIO-Dividends and capital
                     Securities                        gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION-Tax Information
                                                  SHAREHOLDER BENEFITS-SAIL(tm)-Scudder Automated Information Line,
                                                       Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

        7.           Purchase of Securities       PURCHASES
                     Being Offered                FUND ORGANIZATION-Underwriter
                                                  TRANSACTION INFORMATIO-Purchasing shares, Share price,
                                                       Processing time, Minimum balances, Third party transactions
                                                  SHAREHOLDER BENEFITS-Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION-Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings    NOT APPLICABLE



                             Cross Reference-Page 4

                      SCUDDER PACIFIC OPPORTUNITIES FUND
                                   (continued)

PART B

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS-Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION-Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS-Brokerage Commissions, Portfolio Turnover
                    and Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 5


                       SCUDDER GREATER EUROPE GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A
   Item No.      Item Caption                     Prospectus Caption

      1.         Cover Page                       COVER PAGE

      2.         Synopsis                         EXPENSE INFORMATION

      3.         Condensed Financial              FINANCIAL HIGHLIGHTS
                 Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

      4.         General Description of           INVESTMENT OBJECTIVE AND POLICIES
                 Registrant                       WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  RISK CONSIDERATIONS
                                                  FUND ORGANIZATION

      5.         Management of the Fund           FINANCIAL HIGHLIGHTS
                                                  A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION-Investment adviser, Transfer agent
                                                  SHAREHOLDER BENEFIT-A team approach to investing
                                                  DIRECTORS AND OFFICERS


      5A.        Management's Discussion of       NOT APPLICABLE
                 Fund Performance

      6.         Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION-Dividends and capital
                 Securities                         gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION-Tax information
                                                  SHAREHOLDER BENEFITS-SAIL(tm)-Scudder Automated Information Line,
                                                    Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

      7.         Purchase of Securities Being     PURCHASES
                 Offered                          FUND ORGANIZATION-Underwriter
                                                  TRANSACTION INFORMATION-Purchasing shares, Share price,
                                                    Processing time, Minimum balances, Third party transactions
                                                  SHAREHOLDER BENEFITS-Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

      8.         Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION-Redeeming shares, Tax identification number, Minimum balances

      9.         Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 6

                       SCUDDER GREATER EUROPE GROWTH FUND
                                   (continued)

PART B

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS-Brokerage Commissions, Portfolio
                                                            Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION-Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS-Brokerage Commissions, Portfolio Turnover
                    and Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 7


                      SCUDDER EMERGING MARKETS GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A
   Item No.      Item Caption                     Prospectus Caption

      1.         Cover Page                       COVER PAGE

      2.         Synopsis                         EXPENSE INFORMATION

      3.         Condensed Financial              NOT APPLICABLE
                 Information

      4.         General Description of           INVESTMENT OBJECTIVE AND POLICIES
                 Registrant                       WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  RISK CONSIDERATIONS
                                                  FUND ORGANIZATION

      5.         Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION-Investment adviser, Transfer agent
                                                  SHAREHOLDER BENEFITS-A team approach to investing
                                                  DIRECTORS AND OFFICERS

      5A.        Management's Discussion of       NOT APPLICABLE
                 Fund Performance

      6.         Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION-Dividends and capital
                 Securities                         gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION-Tax information
                                                  SHAREHOLDER BENEFITS-SAIL(tm)-Scudder Automated Information Line,
                                                    Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

      7.         Purchase of Securities Being     PURCHASES
                 Offered                          FUND ORGANIZATION-Underwriter
                                                  TRANSACTION INFORMATION-Purchasing shares, Share price,
                                                    Processing time, Minimum balances, Third party transactions
                                                  SHAREHOLDER BENEFITS-Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

      8.         Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION-Redeeming shares, Tax identification number, Minimum balances

      9.         Pending Legal Proceedings        NOT APPLICABLE

                             Cross Reference-Page 8

                      SCUDDER EMERGING MARKETS GROWTH FUND
                                   (continued)

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS-Brokerage Commissions, Portfolio
                                                            Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION-Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS-Brokerage Commissions, Portfolio Turnover
                    and Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 9

                        SCUDDER INTERNATIONAL FUND, INC.
                  SCUDDER INTERNATIONAL GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A
   Item No.      Item Caption                     Prospectus Caption

      1.         Cover Page                       COVER PAGE

      2.         Synopsis                         EXPENSE INFORMATION

      3.         Condensed Financial              NOT APPLICABLE
                 Information

      4.         General Description of           INVESTMENT OBJECTIVE AND POLICIES
                 Registrant                       INVESTMENT PROCESS
                                                  WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  RISK CONSIDERATIONS
                                                  FUND ORGANIZATION

      5.         Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION-Investment adviser, Transfer agent
                                                  SHAREHOLDER BENEFITS-A team approach to investing
                                                  DIRECTORS AND OFFICERS

      5A.        Management's Discussion of       NOT APPLICABLE
                 Fund Performance

      6.         Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION-Dividends and capital
                 Securities                         gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION-Tax information
                                                  SHAREHOLDER BENEFITS-SAIL(sm)-Scudder Automated Information Line,
                                                    Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

      7.         Purchase of Securities Being     PURCHASES
                 Offered                          FUND ORGANIZATION-Underwriter
                                                  TRANSACTION INFORMATION-Purchasing shares, Share price,
                                                    Processing time, Minimum balances, Third party transactions
                                                  SHAREHOLDER BENEFITS-Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

      8.         Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION-Redeeming shares, Tax identification number, Minimum balances

      9.         Pending Legal Proceedings        NOT APPLICABLE



                            Cross Reference-Page 10

                                   SCUDDER INTERNATIONAL GROWTH AND INCOME FUND
                                                    (continued)

PART B

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS-Brokerage Commissions, Portfolio
                                                            Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION-Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS-Brokerage Commissions, Portfolio Turnover
                    and Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS




                            Cross Reference-Page 11

                             Part A (the Prospectus)

Part A of this Post-Effective Amendment No. 57 to the Registration statement is incorporated by reference in its entirety to the Fund's current Post-Effective Amendment No. 56 filed on July 31, 1997

Scudder International Growth and Income Fund

Supplement to Prospectus
Dated June 5, 1997

The following table is to be inserted after the section entitled "Expense information" on page 2.

The following table includes selected data for a share outstanding throughout the period (a) and othe performance information derived from the financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and financial statements are available in the Fund's Semiannual Report dated August 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services Inc.

                                                                                           For the Period
                                                                                           June 30, 1997
                                                                                           (commencement
                                                                                          of operations) to
                                                                                           August 31, 1997
                                                                                             (Unaudited)
 ------------------------------------------------------------------------------------------------------------
                                                                                           -------------
 Net asset value, beginning of period ...............................................          $12.00
                                                                                           -------------
 Income from investment operations:
 Net investment income ..............................................................             .02
 Net realized and unrealized gain (loss) on investments .............................            (.38)
                                                                                           -------------
 Total from investment operations ...................................................            (.36)
                                                                                           -------------

                                                                                           -------------
 Net asset value, end of period .....................................................          $11.64
                                                                                           -------------
 ------------------------------------------------------------------------------------------------------------
 Total Return (%) (c) ...............................................................           (3.00)**
 Ratios and Supplemental Data
 Net assets, end of period ($ millions) .............................................              41
 Ratio of operating expenses, net to average daily net assets (%) ...................            1.75*
 Ratio of operating expenses before expense reductions, to average daily net
    assets (%) ......................................................................            4.02*
 Ratio of net investment income to average daily net assets (%) .....................            1.33*
 Portfolio turnover rate (%) ........................................................            42.4*
 Average commission rate paid (b) ...................................................         $0.0256

(a) Based on monthly average shares outstanding during the period.
(b) Average commission rate paid per share of common and preferred stocks.
(c) Total return would have been lower had certain expenses not been reduced.
 *  Annualized
 ** Not annualized

November 4, 1997

                Part B (the Statement of Additional Information)

Part B of the Post-Effective Amendment No. 57 to the Registration statement is incorporated by reference in its entirety to the Fund's current Post-Effective Amendment No. 56 filed on July 31, 1997.

      Supplement to Statement of Additional Information dated June 5, 1997

                              FINANCIAL STATEMENTS

         The financial statements and notes, including the investment portfolio of the Fund, together with the Financial Highlights and Report of Independent accountants, are incorporated by reference and attached hereto on pages 10 through 21 inclusive, in the Semiannual Report to Shareholders of the Fund dated August 31, 1997 and are hereby deemed to be part of the Statement of Additional Information.

Scudder

International
Growth and
Income Fund

Semiannual Report
August 31, 1997

Pure No-Load(TM) Funds


A fund seeking long-term growth of capital and current income primarily from foreign equity securities.


A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.


SCUDDER                    (logo)

                                    In Brief

o From the Fund's start of operations on June 30, 1997, and ending August 31, 1997, Scudder International Growth and Income Fund provided a total return of -3.00%, versus -5.67% for the unmanaged MSCI EAFE plus Canada Index.

o The Fund's geographic and industry allocations contributed to its strong performance to date relative to the benchmark MSCI Index. The Fund is heavily weighted in Europe, at roughly 70% of the portfolio.

o In an environment of increased volatility for overseas equities, we will adhere to our relative yield-based discipline, including the important element of strong fundamental analysis.




                                Table of Contents

   3  Letter from the Fund's Chairman      17 Financial Highlights
   4  Portfolio Summary                    18 Notes to Financial Statements
   5  Portfolio Management Discussion      24 Officers and Directors
   8  Glossary of Investment Terms         25 Investment Products and Services
  10  Investment Portfolio                 26 Scudder Solutions
  14  Financial Statements



                2 - Scudder International Growth and Income Fund

                         Letter From the Fund's Chairman
Dear Shareholders,

     We are pleased to present the first semiannual report for Scudder International Growth and Income Fund, encompassing the abbreviated period beginning with the Fund's start of operations on June 30, 1997, and ending August 31, 1997. We would also like to take this opportunity to welcome the more than 5000 shareholders who have invested in the Fund over the brief period since its inception. At the end of August, Fund assets totaled in excess of $40 million.

     As outlined in the portfolio management discussion that follows, the two-month period covered by this report witnessed an abrupt shift in overseas market conditions, as July's favorable returns were in many cases more than erased over the course of August. The Fund provided a total return of -3.00% for the period, outperforming its benchmark, the MSCI EAFE plus Canada Index, which returned -5.67%.

     Scudder International Growth and Income Fund employs a yield-oriented approach to international investing, seeking to provide long-term growth of capital plus current income. The Fund is well-suited for investors who desire international exposure but who wish to take a more conservative approach, given its emphasis on the dividend paying stocks of established companies listed on foreign exchanges. The Fund is also designed for investors seeking to balance more aggressive international investments. The value of the Fund's relatively conservative approach was demonstrated in August, when the Fund declined significantly less than the overall international stock market, returning -4.43% versus -7.37% for the MSCI Index. We believe the Fund is well-positioned to negotiate the current environment for overseas equities, which has featured increased volatility.

     Thank you for your interest in Scudder International Growth and Income Fund. Please do not hesitate to contact Scudder Investor Information at 1-800-225-2470 with any questions concerning your investment.

     Sincerely,

     /s/Daniel Pierce
     Daniel Pierce
     Chairman,
     Scudder International Growth and Income Fund


                2 - Scudder International Growth and Income Fund

PORTFOLIO SUMMARY as of August 31, 1997
---------------------------------------------------------------------------
GEOGRAPHICAL
(Excludes 9% Cash Equivalents)
---------------------------------------------------------------------------
Europe                             75%
Japan                              12%
Pacific Basin                       8%
Canada                              3%
Latin America                       2%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund is overweighted in
Europe and has modest
exposure in Japan.
--------------------------------------------------------------------------
SECTORS
(Excludes 9% Cash Equivalents)
--------------------------------------------------------------------------
Manufacturing                             24%
Financial                                 22%
Consumer Staples                          10%
Transportation                             8%
Consumer Discretionary                     8%
Durables                                   5%
Construction                               5%
Communications                             5%
Media                                      4%
Other                                      9%
---------------------------------------------
                                         100%
---------------------------------------------


A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Manufacturing and Financial
sectors are attractively valued
relative to the overall market.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
(21% OF PORTFOLIO)
--------------------------------------------------------------------------
1. RWE AG
   Producer and marketer of petroleum and chemical products in Germany
2. ALLIED IRISH BANK PLC
   Bank
3. Moore Corp. Ltd.
   Manufacturer of business communication
   products in Canada
4. MOEBEL WALTHER AG
   Furniture retailer in Germany
5. METSA-SERLA OY
   Manufacturer of papers, corrugated and paper board, soft and hardwood pulp in Finland.
6. SCOR SA
   Property, casualty and life reinsurance
   company in France
7. BHF-BANK AG
   Universal banking services in Germany
8. GEORG FISCHER AG
   Manufacturer of automotive products and
   piping systems in Switzerland
9. SIKA FINANZ AG
   Manufacturer of water management products and systems in Switzerland
10.DYCKERHOFF AG
   Producer of cement, ready-mixed concrete and finishing products in Germany

Top holdings include European manufacturers
and financial companies
-----------------------------------------------------------------------------
TICKER SYMBOL:   SIGIX

For more complete details about the Fund's investment portfolio, see page 10. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

               4 - Scudder International Growth and Income Fund

                         Portfolio Management Discussion

In the following interview, Lead Portfolio Manager Sheridan Reilly discusses Scudder International Growth and Income Fund's strategy and the market environment over the period since the Fund began operations on June 30, 1997.

Q: Could you discuss the Fund's performance over the brief period since its inception?

A: Scudder International Growth and Income Fund's initial two months of operations witnessed a shifting environment, as July's generally benign conditions yielded to downdrafts in a number of overseas markets in August. For the abbreviated semiannual period covered by this report, beginning with the Fund's start of operations on June 30, 1997, and ending August 31, 1997, Scudder International Growth and Income Fund provided a total return of -3.00%, versus a decline of 5.67% for the unmanaged MSCI EAFE plus Canada Index.

I am pleased to note that our relatively conservative approach to investing in international equities worked as designed in August, when the market as gauged by the Index fell 7.37% as against a decline of 4.43% for the Fund. The Fund's "relative yield" discipline, which emphasizes stocks with higher dividends and lower valuations, is designed to reduce average price volatility compared to other international investments.

Q:  Could you briefly review the Fund's investment approach?

A: Certainly. The Fund seeks long-term growth of capital and current income through investment in dividend-paying common stocks listed on foreign stock exchanges. The greater part of our holdings will typically be well-established companies in mature overseas markets.

Importantly, the Fund utilizes a "relative yield" investment approach that has previously been applied by Scudder's domestic Growth and Income team. This means that we target for purchase stocks that have high dividend yields relative to the median for their market -- typically 25% higher. When a stock's dividend yield falls 25% below the median for its market, it becomes a candidate for sale. We also look for attractive relative yield as indicated by a dividend yield that is high in relation to the historical level for a particular stock.

Q: In addition to attractive relative yield, what other factors go into the investment process?

A: We seek to add value in at least three other ways. Fundamental analysis is a key component. Each individual company's financial strength, profitability, projected earnings, competitive positioning, and management ability are intensively reviewed.

We also pay close attention to the portfolio's sector and country diversification. Assets are allocated among sectors based on our evaluation of how different industries react to changes in economic factors such as interest rates, inflation, GDP growth, and consumer spending. Finally, country and currency allocation are critical. The Fund will seek to have broad country representation, but weightings will naturally reflect our outlook for each country's economy and currency.

                5 - Scudder International Growth and Income Fund

Q: What factors contributed most significantly to Fund performance over the period under review?

A: The Fund's geographic distribution has played a positive role in performance to date. We are heavily weighted in Europe, at roughly 70% of the portfolio. Europe not only displayed strong performance in July but on the whole weathered August fairly well. The Pacific Rim was hit hard in August, as Thailand's devaluation of its currency precipitated a crisis of investor confidence. Our exposure to the region, including Japan, has been underweight, in the range of 20% of portfolio assets.

Our management of currency risk was a plus during the period. First, we avoided those currencies we felt were the most vulnerable, and our exposure to the weakest currencies -- those in the Pacific Rim -- was modest. We also made a point of including companies in the portfolio that generally benefit from a decline in the local currency, for example, Japanese exporters. In Europe, our dividend yield discipline is leading us to purchase non-exporters, and we therefore purchased hedges against declines in key European currencies.

On an industry and sector level, the Fund has significant weightings in banks and insurers, manufacturers, and consumer staples companies, all of which held up better than the overall market in August. Our focus on attractive relative yield will give the portfolio a bias towards areas of the market that are undervalued and tend to be less volatile.

On the downside, as a new, smaller fund, we experienced heavy inflows as a proportion of fund assets during July. This meant that we were investing funds into a rising market, rather than being fully positioned as the market began its rise, somewhat muting the positive impact of many of our selections. At the end of August, the Fund had $40.8 million in assets, of which 9% was in liquid short-term investments. The remainder was invested across more than 60 companies in a broad range of countries and industries.

Q: Could you tell us about any specific companies in the portfolio that demonstrate the Fund's approach?

A: Bank of Austria represents both the European and financial industry themes in the portfolio. The stock's dividend yield is about 50% higher than the local market -- approximately 2.5% versus 1.6% -- and it is priced well below the book value of the company. The stock has been out of favor with investors due to political infighting among bank insiders, but stands to benefit longer-term from the trends of consolidation, restructuring, and rationalization sweeping the larger European banks.

Dorling Kindersley is a U.K. publisher that represents another leg of the relative yield strategy, so-called "fallen angels." At the time we purchased the stock, the company's dividend yield was double its historical level. This resulted from a price decline following disappointing results from a much anticipated product introduction. For us, the stock's yield was a "buy" sign, given the company's excellent growth prospects and sound financial condition.


                6 - Scudder International Growth and Income Fund

Q: What is your outlook for international equities?

A: The market seems to have entered a stage of increased volatility. In this environment, we will adhere to our relative yield-based discipline, including the important elements of strong fundamental analysis and close attention to country and sector allocation. We intend to remain fully invested, and take advantage of both the market highs and lows -- to take profits as stocks reach their target prices and yields, and make opportunistic purchases where value is reflected in lower prices and attractive relative yields.

We are confident in the long-term value of our approach, and believe Scudder International Growth and Income Fund will continue to be appropriate for investors who wish to allocate assets overseas in a relatively conservative fashion, or investors seeking to add balance to other more aggressive international investments.

                7 - Scudder International Growth and Income Fund

                          Glossary of Investment Terms


 CURRENCY EXCHANGE RATE    The price at which one country's currency can be
                           exchanged into another currency. When a country's currency rises relative to other currencies, this decreases the buying power of foreign purchasers of that country's goods and services and tends to hurt the earnings of companies that export; by contrast, a weak currency promotes exports. From the perspective of a U.S. investor in overseas securities, a weakening U.S. dollar adds to total returns, as assets denominated in foreign currencies then translate into more in dollar terms; a strengthening dollar relative to foreign currencies reduces returns to U.S. investors.

 DIVIDEND YIELD            With stocks, a company's payment out of earnings to
                           shareholders divided by its share price. For example, a stock that sells for $10 and pays annual dividends totaling $1 has a yield of 10%; if the stock price goes up to $20, the yield would fall to 5%.

 FUNDAMENTAL RESEARCH      Analysis of companies based on the projected impact
                           of management, products, sales, and earnings on their balance sheets and income statements. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements, rather than the financial results of the underlying company.

 GROWTH STOCK              Stock of a company that has displayed above average
                           earnings growth and is expected to continue to increase profits rapidly going forward. Stocks of such companies usually trade at higher multiples to earnings (see price/earnings ratio) and experience more price volatility than the market as a whole.
                           Distinct from value stock.

 LIQUIDITY                 A stock that is liquid has enough shares outstanding
                           and a substantial enough market capitalization to allow large purchases and sales to occur without causing a significant move in its market price as a result.

 MARKET CAPITALIZATION     The value of a company's outstanding shares of
                           common stock, determined by the number of shares outstanding multiplied by the share price (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalization. "Large-cap" stocks tend to be more liquid.

                8 - Scudder International Growth and Income Fund

 OVER/UNDER WEIGHTING      Refers to the allocation of assets -- usually by
                           sector, industry, or country -- within a portfolio relative to the portfolio's benchmark index or investment universe.

 PRICE/EARNINGS RATIO      A widely used gauge of a stock's valuation, that
                           indicates what investors are paying for a company's earning power at the current stock price. May be based on a company's projected earnings for the coming 12 months. A higher "earnings multiple" indicates higher expected earnings growth, along with greater risk of earnings disappointments.

 VALUE STOCK               A company whose stock price does not fully reflect
                           its intrinsic value, as indicated by price/earnings ratio, price/book value ratio, dividend yield, or some other valuation measure, relative to its industry or the market overall. Value stocks tend to display less price volatility and may carry higher dividend yields. Distinct from growth stock.


(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)

                9 - Scudder International Growth and Income Fund

             Investment Portfolio as of August 31, 1997 (Unaudited)

                                                                                              Principal              Market
                                                                                             Amount ($)*            Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 2.7%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 8/29/97 at 5.53%,
  to be repurchased at $1,056,649 on 9/2/97, collateralized by a $1,011,000 U.S.                                  ------------
  Treasury Note, 7.5%, 10/31/99 (Cost $1,056,000) .......................................      1,056,000             1,056,000
                                                                                                                  ------------

Short Term Notes 6.3%
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Discount Note, 9/2/97 (Cost $2,499,618) ................      2,500,000             2,499,618
                                                                                                                  ------------

Convertible Bonds 4.8%
------------------------------------------------------------------------------------------------------------------------------
Hong Kong 1.3%
Hysan Development Finance Co., Ltd., 6.750%, 6/1/00 (Investment holding company) ........        470,000               526,400
                                                                                                                   -----------
United Kingdom 1.6%
Royal & Sun Alliance Insurance Group PLC, 7.250%, 11/30/08 (Multi-national
 insurance company) ..................................................................... GBP    291,000               617,827
                                                                                                                   -----------
Netherlands 1.9%
BPH Finance Co., 3%, 5/22/02 (Finance company) ..........................................        700,000               742,000
------------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $1,853,598)                                                                            1,886,227
------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks 1.7%
------------------------------------------------------------------------------------------------------------------------------
Austria
Bank Austria AG (Commercial and corporate banking and financial services)                                         ------------
  (Cost $549,510) .......................................................................         17,370               655,678
                                                                                                                  ------------

Common Stocks 84.4%
------------------------------------------------------------------------------------------------------------------------------
Australia 2.6%
Commonwealth Bank of Australia (Bank) ...................................................         43,850               484,406
Foster's Brewing Group, Ltd. (Leading brewery) ..........................................        283,010               534,228
                                                                                                                   -----------
                                                                                                                     1,018,634
                                                                                                                   -----------
Brazil 2.1%
Aracruz Celulose SA (ADR) (Producer of eucalyptus kraft pulp) ...........................         18,400               374,900
Usinas Siderurgicas de Minas Gerais SA (pfd.) (Steel manufacturer) ......................         44,500               452,625
                                                                                                                   -----------
                                                                                                                       827,525
                                                                                                                   -----------
Canada 2.2%
Moore Corp. Ltd. (Manufacturer of business communication products) ......................         42,600               856,204
                                                                                                                   -----------
Finland 3.8%
Merita Ltd. "B" (Financial services group) ..............................................        179,210               705,136
Metsa-Serla Oy "B" (Manufacturer of papers, corrugated and paper board, soft and
  hardwood pulp) ........................................................................         96,700               800,085
                                                                                                                   -----------
                                                                                                                     1,505,221
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                10 - Scudder International Growth and Income Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
France 9.9%
Bongrain SA (Manufacturer of cheese and other dairy products) ...........................          1,580               559,287
Credit Local de France (Bank) ...........................................................          7,820               674,648
Havas SA (Advertising, publishing and broadcasting conglomerate) ........................         10,000               610,656
Scor SA (Property, casualty and life reinsurance company) ...............................         19,470               799,790
Societe Nationale Elf Aquitaine (Petroleum company) .....................................          5,550               616,789
Sommer-Allibert (Manufacturer of plastic products for automotive industry) ..............         18,660               662,062
                                                                                                                   -----------
                                                                                                                     3,923,232
                                                                                                                   -----------
Germany 10.1%
BHF-Bank AG (Universal banking services) ................................................         28,345               789,325
Bayer AG (Leading chemical producer) ....................................................         19,045               700,902
Dyckerhoff AG (Producer of cement, ready-mixed concrete and finishing products) .........          2,205               757,606
Moebel Walther AG (Furniture retailer) ..................................................         16,420               809,853
RWE AG (Producer and marketer of petroleum and chemical products) .......................         20,990               948,011
                                                                                                                   -----------
                                                                                                                     4,005,697
                                                                                                                   -----------
India 1.0%
Indorama Synthetics (Foreign registered) (Producer of polyester fiber,
  yarn and fabric) ......................................................................        756,000               410,034
                                                                                                                   -----------
Ireland 2.3%
Allied Irish Bank PLC (Bank) ............................................................        108,080               911,115
                                                                                                                   -----------
Italy 2.9%
La Rinascente SpA di Risparmio (Department store chain) .................................        237,000               671,217
Telecom Italia SpA (Telecommunications, electronics, network construction) ..............        138,000               486,981
                                                                                                                   -----------
                                                                                                                     1,158,198
                                                                                                                   -----------
Japan 10.5%
East Japan Railway Co. (Railroad operator) ..............................................            160               728,597
Matsushita Electric Works, Inc. (Leading maker of building materials and lighting
  equipment) ............................................................................         65,000               699,619
Mitsubishi Heavy Industries, Ltd. (Diversified heavy machinery manufacturer and
  leading shipbuilder) ..................................................................         68,000               449,843
Mitsubishi Rayon Co., Ltd. (Producer of acrylic and polyester fibers) ...................        127,000               481,586
Nintendo Co., Ltd. (Game equipment manufacturer) ........................................          9,200               757,145
Nippon Meat Packers, Inc. (Leading meat processor) ......................................         53,000               636,281
Sumitomo Metal Industries, Ltd. (Leading integrated crude steel producer) ...............        179,000               414,969
                                                                                                                   -----------
                                                                                                                     4,168,040
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                11 - Scudder International Growth and Income Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Malaysia 0.9%
Guinness Anchor (Brewery) ...............................................................        214,000               365,968
                                                                                                                   -----------
Netherlands 6.1%
DSM NV (Plastics producer) ..............................................................          5,910               556,834
KLM Royal Dutch Air Lines NV (World-wide full service airline) ..........................         20,620               657,405
Koninklijke Nedlloyd Groep NV (Container shipping and transportation) ...................         20,330               602,148
Royal Dutch Petroleum Co. (Owner of 60% of Royal Dutch/Shell Group) .....................         12,130               615,900
                                                                                                                   -----------
                                                                                                                     2,432,287
                                                                                                                   -----------
New Zealand 1.8%
Telecom Corp. of New Zealand (Telecommunication services) ...............................        140,800               694,416
                                                                                                                   -----------
Spain 4.2%
Autopistas del Mare Nostrum SA (Builder and operator of toll motorways) .................         27,000               389,828
Banco Bilbao Vizcaya SA (Commercial bank) ...............................................         15,150               398,200
Compania Telefonica Nacional de Espana SA (Telecommunication services) ..................         19,100               495,127
Iberdrola SA (Electric utility) .........................................................         33,100               371,459
                                                                                                                   -----------
                                                                                                                     1,654,614
                                                                                                                   -----------
Sweden 5.4%
AssiDoman AB (Forestry group) ...........................................................         20,540               623,389
OM Gruppen AB (Free) (Operator of financial exchanges and clearing organizations) .......         17,390               485,828
S.K.F. AB "B" (Free) (Manufacturer of roller bearings) ..................................         20,770               561,793
Svedala Industri AB (Manufacturer of machinery for construction, mineral processing and
  materials handling) ...................................................................         21,130               456,151
                                                                                                                   -----------
                                                                                                                     2,127,161
                                                                                                                   -----------
Switzerland 7.3%
ABB AG (Registered) (Manufacturer of electrical equipment and rail transit systems) .....          2,365               698,999
Georg Fischer AG (Bearer) (Manufacturer of automotive products and piping systems) ......            557               770,005
Sika Finanz AG (Registered) (Manufacturer of water management products and systems) .....         14,760               763,431
Winterthur Schweizerische Versicherungs-Gesellschaft "B"  (Registered)
  (Multi-line insurance company) ........................................................            762               660,294
                                                                                                                   -----------
                                                                                                                     2,892,729
                                                                                                                   -----------
United Kingdom 11.3%
Courtaulds Textiles PLC (Producer of clothing, fabrics and home furnishings) ............        105,370               560,990
Dorling Kindersley Holdings PLC (Book publisher) ........................................        165,700               717,029
Energy Group PLC (Electricity generation and distribution) ..............................         58,880               595,464
General Electric Co., PLC (Manufacturer of power, communications and defense equipment
  and other various electrical components) ..............................................         92,450               572,365

    The accompanying notes are an integral part of the financial statements.


                12 - Scudder International Growth and Income Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Harrisons & Crosfield PLC (Manufacturer of chemicals, timber products, pet food, flour,
  breakfast cereals and other consumer products) ........................................        291,270               521,628
Railtrack Group PLC (Operator of most of British railway infrastructure) ................         41,620               521,079
Rank Group PLC (Diversified leisure services: hotels, amusement machines, restaurants,
  film and television) ..................................................................         92,950               533,280
Tomkins PLC (Manufacturer of fluid controls, industrial products, garden and
  leisure products) .....................................................................         95,320               461,911
                                                                                                                   -----------
                                                                                                                     4,483,746
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $34,812,525)                                                                              33,434,821
------------------------------------------------------------------------------------------------------------------------------

                                                                                                Principal
                                                                                                 Amount*
------------------------------------------------------------------------------------------------------------------------------
Purchased Options 0.1%
               2 - Scudder International Growth and Income Fund---------------------------------------------------------------
Put on French Francs, strike price 6.515 FRF, expire 2/10/98 ........................... FRF  19,545,000                18,372
Put on British Pounds, strike price 0.6514 GBP, expire 2/10/98 ......................... GBP   1,954,397                29,121
Put on Deutsche Marks, strike price 1.93 DEM, expire 2/10/98 ........................... DEM   5,790,000                20,265
------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options (Cost $134,850)                                                                                 67,758
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $40,906,101) (a)                                                         39,600,102
------------------------------------------------------------------------------------------------------------------------------

  (a) The cost for federal income tax purposes was $40,906,101. At August 31, 1997, net unrealized depreciation for all securities based on tax cost was $1,305,999. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $639,107 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,945,106.

    * Principal amount is stated in U.S. dollars unless otherwise specified.

      Currency abbreviations:
      FRF      French Franc
      GBP      British Pound
      DEM      German Deutschemark

    The accompanying notes are an integral part of the financial statements.


                13 - Scudder International Growth and Income Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                        as of August 31, 1997 (Unaudited)

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $40,906,101) ...................   $  39,600,102
                 Foreign currency, at value (identified cost $427,523) ..................         428,537
                 Receivable for investments sold ........................................       1,757,511
                 Dividends and interest receivable ......................................          86,224
                 Receivable for Fund shares sold ........................................         296,336
                 Foreign taxes recoverable ..............................................           7,208
                 Reimbursement from Adviser .............................................          11,705
                 Deferred organization expenses .........................................          38,456
                                                                                            ----------------
                 Total assets ...........................................................      42,226,079
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ......................................       1,173,392
                 Due to custodian bank ..................................................          97,715
                 Payable for Fund shares redeemed .......................................          59,322
                 Other payables and accrued expenses ....................................          93,443
                                                                                            ----------------
                 Total liabilities ......................................................       1,423,872
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  40,802,207
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ....................................          80,531
                 Unrealized appreciation (depreciation) on:
                    Investments .........................................................      (1,305,999)
                    Foreign currency related transactions ...............................           7,918
                 Accumulated net realized loss ..........................................        (120,176)
                 Paid-in capital ........................................................      42,139,933
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  40,802,207
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                    ($40,802,207 / 3,504,165 shares of capital stock                        ----------------
                    outstanding, $.01 par value, 100,000,000 shares authorized) .........          $11.64
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                14 - Scudder International Growth and Income Fund

                             Statement of Operations
            For the period June 30, 1997 (commencement of operations)
                         to August 31, 1997 (Unaudited)

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of foreign taxes withheld of $12,114) ...................   $     103,753
                 Interest ...............................................................          82,671
                                                                                            -----------------
                                                                                                  186,424
                                                                                            -----------------
                 Expenses:
                 Management fee .........................................................          60,511
                 Custodian and accounting fees ..........................................          51,704
                 Services to shareholders ...............................................          60,676
                 Directors' fees and expenses ...........................................           4,667
                 Registration fees ......................................................          33,496
                 Auditing ...............................................................          13,140
                 Reports to shareholders ................................................          11,789
                 Legal ..................................................................           2,719
                 Amortization of organization expense ...................................             988
                 Other ..................................................................           3,766
                                                                                            -----------------
                 Total expenses before reductions .......................................         243,456
                 Expense reductions .....................................................        (137,563)
                                                                                            -----------------
                 Expenses, net ..........................................................         105,893
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                             80,531
                ---------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ............................................................        (105,843)
                 Foreign currency related transactions ..................................         (14,333)
                                                                                            -----------------
                                                                                                 (120,176)
                                                                                            -----------------
                 Net unrealized appreciation (depreciation) during the period on:
                 Investments ............................................................      (1,305,999)
                 Foreign currency related transactions ..................................           7,918
                                                                                            -----------------
                                                                                               (1,298,081)
                ---------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                    (1,418,257)
                ---------------------------------------------------------------------------------------------

                ---------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $  (1,337,726)
                ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                15 - Scudder International Growth and Income Fund

                       Statement of Changes in Net Assets

                                                                                           For the Period
                                                                                            June 30, 1997
                                                                                            (commencement
                                                                                          of operations) to
                                                                                           August 31, 1997
Increase (Decrease) in Net Assets                                                             (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ..............................................       $    80,531
                 Net realized loss ..................................................          (120,176)
                 Net unrealized depreciation on investment transactions during
                 the period .........................................................        (1,298,081)
                                                                                         --------------------
                 Net decrease in net assets resulting from operations ...............        (1,337,726)
                                                                                         --------------------
                 Fund share transactions:
                 Proceeds from shares sold ..........................................        45,946,104
                 Cost of shares redeemed ............................................        (3,807,371)
                                                                                         --------------------
                 Net increase in net assets from Fund share transactions ............        42,138,733
                                                                                         --------------------
                 Increase in net assets .............................................        40,801,007
                 Net assets at beginning of period ..................................             1,200
                 Net assets at end of period (including undistributed net                --------------------
                    investment income of $80,531) ...................................       $40,802,207
                                                                                         --------------------
Other Information
-------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ..........................               100
                                                                                         --------------------
                 Shares sold ........................................................         3,819,244
                 Shares redeemed ....................................................          (315,179)
                                                                                         --------------------
                 Net increase in Fund shares ........................................         3,504,065
                                                                                         --------------------
                 Shares outstanding at end of period ................................         3,504,165
                                                                                         --------------------

    The accompanying notes are an integral part of the financial statements.


                16 - Scudder International Growth and Income Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

                                                                                           For the Period
                                                                                           June 30, 1997
                                                                                           (commencement
                                                                                          of operations) to
                                                                                           August 31, 1997
                                                                                             (Unaudited)
 ------------------------------------------------------------------------------------------------------------
                                                                                           -------------
 Net asset value, beginning of period ...............................................          $12.00
                                                                                           -------------
 Income from investment operations:
 Net investment income ..............................................................             .02
 Net realized and unrealized gain (loss) on investments .............................            (.38)
                                                                                           -------------
 Total from investment operations ...................................................            (.36)
                                                                                           -------------

                                                                                           -------------
 Net asset value, end of period .....................................................          $11.64
                                                                                           -------------
 ------------------------------------------------------------------------------------------------------------
 Total Return (%) (c) ...............................................................           (3.00)**
 Ratios and Supplemental Data
 Net assets, end of period ($ millions) .............................................              41
 Ratio of operating expenses, net to average daily net assets (%) ...................            1.75*
 Ratio of operating expenses before expense reductions, to average daily net
    assets (%) ......................................................................            4.02*
 Ratio of net investment income to average daily net assets (%) .....................            1.33*
 Portfolio turnover rate (%) ........................................................            42.4*
 Average commission rate paid (b) ...................................................         $0.0256

(a) Based on monthly average shares outstanding during the period.
(b) Average commission rate paid per share of common and preferred stocks.
(c) Total return would have been lower had certain expenses not been reduced.
 *  Annualized
 ** Not annualized


                17 - Scudder International Growth and Income Fund

                    Notes to Financial Statements (Unaudited)

                       A. Significant Accounting Policies

Scudder International Growth and Income Fund ("the Fund") is a diversified series of Scudder International Fund, Inc. (the "Corporation"). The corporation is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. During the period, the Fund purchased put options on currencies as a hedge against potential adverse price movements in the value of portfolio assets.

If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent


                18 - Scudder International Growth and Income Fund asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and

      (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.


                19 - Scudder International Growth and Income Fund

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income are made semiannually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The differences primarily relate to investments in forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

Other. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

For the period June 30, 1997 (commencement of operations) to August 31, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $39,811,080 and $2,489,604, respectively.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 1.00% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser has agreed not to impose all or a portion of its

                20 - Scudder International Growth and Income Fund management fee until June 30, 1998 in order to maintain the annualized expenses of the Fund at not more than 1.75% of average daily net assets. For the period June 30, 1997 (commencement of operations) to August 31, 1997, the Adviser did not impose any of its management fee which amounted to $60,511. Further due to the limitations of such Agreement, the Adviser reimbursement payable to the Fund for the period amounted to $11,705.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close in the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the period June 30, 1997 (commencement of operations) to August 31,1997, SSC did not impose any of its fee amounting to $53,558.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the period June 30, 1997 (commencement of operations) to August 31,1997, STC did not impose any of its fee amounting to $750.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the period June 30, 1997 (commencement of operations) to August 31,1997, SFAC did not impose any of its fee amounting to $11,039.

The Fund pays each Director not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the period June 30, 1997 (commencement of operations) to August 31, 1997, Directors' fees and expenses aggregated $4,667.


                21 - Scudder International Growth and Income Fund

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                                  intentionally
                                   left blank.






                22 - Scudder International Growth and Income Fund

                                    This Page
                                  intentionally
                                   left blank.



                23 - Scudder International Growth and Income Fund

                             Officers and Directors

Daniel Pierce*
Chairman of the Board and
Director

Nicholas Bratt*
President and Director

Paul Bancroft III
Director; Venture Capitalist and
Consultant

Thomas J. Devine
Director; Consultant

Keith R. Fox
Director; Private Equity
Investor, Exeter Capital
Management Corporation

William H. Gleysteen, Jr.
Director; Consultant

William H. Luers
Director; President, The
Metropolitan Museum of Art

Dr. Wilson Nolen
Director; Consultant

Kathryn L. Quirk*
Director, Vice President and
Assistant Secretary

Dr. Gordon Shillinglaw
Director; Professor Emeritus of
Accounting, Columbia
University Graduate School of
Business

Robert W. Lear
Honorary Director;
Executive-in-Residence, Visiting
Professor, Columbia University
Graduate School of
Business

Robert G. Stone, Jr.
Honorary Director; Chairman
Emeritus of the Board and
Director, Kirby Corporation

Elizabeth J. Allan*
Vice President

Joyce E. Cornell*
Vice President

Carol L. Franklin*
Vice President

Edmund B. Games, Jr.*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

David S. Lee*
Director, Vice President and A
ssistant Treasurer

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Richard W. Desmond*
Assistant Secretary


                         *Scudder, Stevens & Clark, Inc.


                24 - Scudder International Growth and Income Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                25 - Scudder International Growth and Income Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                26 - Scudder International Growth and Income Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061. Member SIPC.
          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                27 - Scudder International Growth and Income Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

Item 24.  Financial Statements and Exhibits

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                                    For Scudder International Fund:

                                    Financial highlights for the ten fiscal years ended March 31, 1997
                                    (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                    Registration Statement.)

                                    For Scudder Latin America Fund:

                                    Financial highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the three fiscal years ended October 31, 1996
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder Pacific Opportunities Fund:

                                    Financial highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the three fiscal years ended October 31, 1996
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder Greater Europe Growth Fund:

                                    Financial highlights for the period October 10, 1994
                                    (commencement of operations) to October 31, 1994 and for the two fiscal years ended October 31, 1996
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder Emerging Markets Growth Fund:

                                    Financial highlights for the period May 8, 1996 (commencement of operations)
                                    to October 31, 1996
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder International Growth and Income Fund:

                                    Financial highlights for the period June 30, 1997
                                    (commencement of operations) to August 31, 1997

                           Included in Part B of this Registration Statement:

                                    For Scudder International Fund:

                                    Investment Portfolio as of March 31, 1997
                                    Statement of Assets and Liabilities as of March 31, 1997

                                Part C - Page 1

                                    Statement of Operations for the fiscal year ended March 31, 1997
                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    March 31, 1997
                                    Financial Highlights for the ten fiscal years ended March 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                    Registration Statement.)

                                    For Scudder Latin America Fund:

                                    Investment Portfolio as of October 31, 1996
                                    Statement of Assets and Liabilities as of October 31, 1996
                                    Statement of Operations for the fiscal year ended October 31, 1996
                                    Statements of Changes in Net Assets for the three fiscal years ended October
                                    31, 1996
                                    Financial Highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the three fiscal years ended October 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder Pacific Opportunities Fund:

                                    Investment Portfolio as of October 31, 1996
                                    Statement of Assets and Liabilities as of October 31, 1996
                                    Statement of Operations for the fiscal year ended October 31, 1996
                                    Statements of Changes in Net Assets for the three fiscal years ended October
                                    31, 1996
                                    Financial Highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the three fiscal years ended October 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder Greater Europe Growth Fund:

                                    Investment Portfolio as of October 31, 1996
                                    Statement of Assets and Liabilities as of October 31, 1996
                                    Statement of Operations for the fiscal year ended October 31, 1996
                                    Statement of Changes in Net Assets for the period October 10, 1994
                                    (commencement of operations) to October 31, 1994 and for the two fiscal years ended October 31, 1996
                                    Financial Highlights for the period October 10, 1994 (commencement of operations) to October 31, 1994 and for the two fiscal years ended October 31,
                                    1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                Part C - Page 2

                                    For Scudder Emerging Markets Growth Fund:

                                    Investment Portfolio as of October 31, 1996
                                    Statement of Assets and Liabilities as of October 31, 1996
                                    Statement of Operations for the period May 8, 1996 (commencement of operations) to October 31, 1996
                                    Statement of Changes in Net Assets for the period May 8, 1996 (commencement of operations) to October 31, 1996
                                    Financial Highlights for the period May 8, 1996 (commencement of operations)
                                    to October 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder International Growth and Income Fund:

                                    Statement of Assets and Liabilities as of May 23, 1997 and related notes
                                    (Incorporated by reference to Post-Effective Amendment No. 55 to the
                                    Registration Statement.)
                                    Investment Portfolio as of August 31, 1997
                                    Statement of Assets and Liabilities as of August 31, 1997
                                    Statement of Operations for the period ended August 31, 1997
                                    Statements of Changes in Net Assets for the period ended August 31, 1997
                                    Financial Highlights for the period June 30, 1997 (commencement of operations)
                                    to August 31, 1997
                                    Notes to Financial Statements

                    b.        Exhibits:

                              1.         (a)         Articles of Amendment and Restatement of the Registrant as of
                                                     January 24, 1991.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (b)         Articles Supplementary dated September 17, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)         Articles Supplementary dated December 1, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (d)         Articles Supplementary dated August 3, 1994.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (e)         Articles Supplementary dated February 20, 1996.
                                                     (Incorporated by reference to Exhibit 1(e) to Post-Effective
                                                     Amendment No. 46 to the Registration Statement.)

                                         (f)         Articles Supplementary dated September 5, 1996.
                                                     (Incorporated by reference to Exhibit 1(f) to Post-Effective
                                                     Amendment No. 52 to the Registration Statement.)

                                Part C - Page 3

                                         (g)         Articles Supplementary dated December 12, 1996.
                                                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                         (h)         Articles Supplementary dated March 3, 1997.
                                                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                              2.         (a)         Amended and Restated By-Laws of the Registrant dated March 4,
                                                     1991.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (b)         Amended and Restated By-Laws of the Registrant dated September
                                                     20, 1991.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)         Amended and Restated By-Laws of the Registrant dated December 12,
                                                     1991.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (d)         Amended and Restated By-Laws of the Registrant dated September 4,
                                                     1996.
                                                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                              3.                     Inapplicable.

                              4.                     Specimen certificate representing shares of Common Stock ($.01 par value) for Scudder International Fund.
                                                     (Incorporated by reference to Exhibit 4 to Post-Effective
                                                     Amendment No. 31 to the Registration Statement.)

                              5.         (a)         Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder, Stevens & Clark, Inc.
                                                     dated December 14, 1990.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (b)         Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder, Stevens & Clark, Inc.
                                                     dated December 7, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)         Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Scudder, Stevens &
                                                     Clark, Inc. dated December 7, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                Part C - Page 4

                                         (d)         Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder, Stevens &
                                                     Clark, Inc. dated October 10, 1994.
                                                     (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                         (e)         Investment Management Agreement between the Registrant on behalf of Scudder International Fund, and Scudder, Stevens & Clark, Inc.
                                                     dated September 8, 1994.
                                                     (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                         (f)         Investment Management Agreement between the Registrant on behalf of Scudder Emerging Markets Growth Fund and Scudder, Stevens &
                                                     Clark, Inc. dated May 8, 1996.
                                                     (Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement.)

                                         (g)         Investment Management Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund, and Scudder,
                                                     Stevens & Clark, Inc. dated June 10, 1997.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (h)         Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder, Stevens & Clark, Inc.
                                                     dated September 5, 1996.
                                                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                              6.         (a)         Underwriting Agreement between the Registrant and Scudder
                                                     Investor Services, Inc., formerly Scudder Fund Distributors,
                                                     Inc., dated July 15, 1985.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (b)         Underwriting Agreement between the Registrant and Scudder
                                                     Investor Services, Inc. dated September 17, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              7.                     Inapplicable.

                              8.         (a)(1)      Custodian Contract between the Registrant and Brown Brothers
                                                     Harriman & Co. dated April 14, 1986.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (a)(2)      Custodian Contract between the Registrant, on behalf of Scudder
                                                     Latin America Fund, and Brown Brothers Harriman & Co. dated
                                                     November 25, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                Part C - Page 5

                                         (a)(3)      Custodian Contract between the Registrant, on behalf of Scudder
                                                     Pacific Opportunities Fund, and Brown Brothers Harriman & Co.
                                                     dated November 25, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (a)(4)      Custodian Contract between the Registrant, on behalf of Scudder
                                                     Greater Europe Growth Fund, and Brown Brothers Harriman & Co.
                                                     dated October 10, 1994.
                                                     (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                         (a)(5)      Fee schedule for Exhibit 8(a)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (a)(6)      Revised fee schedule for Exhibit 8(a)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                         (a)(7)      Custodian Contract between the Registrant and Brown Brothers
                                                     Harriman & Co. dated March 7, 1995.
                                                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                         (a)(8)      Fee schedule for Exhibit 8(a)(7).
                                                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                         (b)(1)      Master Subcustodian Agreement between Brown Brothers Harriman &
                                                     Co. and Morgan Guaranty Trust Company of New York, Tokyo office, dated November 8, 1976.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (b)(2)      Fee schedule for Exhibit 8(b)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)(1)      Master Subcustodian Agreement between Brown Brothers Harriman &
                                                     Co. and Morgan Guaranty Trust Company of New York, Brussels
                                                     office, dated November 15, 1976.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)(2)      Fee schedule for Exhibit 8(c)(l).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (d)(1)      Subcustodian Agreement between Brown Brothers Harriman & Co. and
                                                     The Bank of New York, London office, dated January 30, 1979.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                Part C - Page 6

                                         (d)(2)      Fee schedule for Exhibit 8(d)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (e)(1)      Master Subcustodian Agreement between Brown Brothers Harriman &
                                                     Co. and The Chase Manhattan Bank, N.A., Singapore office, dated
                                                     June 9, 1980.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (e)(2)      Fee schedule for Exhibit 8(e)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.).

                                         (f)(1)      Master Subcustodian Agreement between Brown Brothers Harriman &
                                                     Co. and The Chase Manhattan Bank, N.A., Hong Kong office, dated
                                                     June 4, 1979.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (f)(2)      Fee schedule for Exhibit 8(f)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (g)(1)      Master Subcustodian Agreement between Brown Brothers Harriman &
                                                     Co. and Citibank, N.A. New York office, dated July 16, 1981.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (g)(2)      Fee schedule for Exhibit 8(g)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              9.         (a)(1)      Transfer Agency and Service Agreement between the Registrant and
                                                     Scudder Service Corporation dated October 2, 1989.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (a)(2)      Fee schedule for Exhibit 9(a)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (a)(3)      Service Agreement between Copeland Associates, Inc. and Scudder
                                                     Service Corporation dated June 8, 1995.
                                                     (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                         (b)         Letter Agreement between the Registrant and Cazenove, Inc. dated
                                                     January 23, 1978, with respect to the pricing of securities.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                Part C - Page 7

                                         (c)(1)      COMPASS Service Agreement between the Registrant and Scudder
                                                     Trust Company dated January 1, 1990.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)(2)      Fee schedule for Exhibit (9)(c)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)(3)      COMPASS and TRAK 2000 Service Agreement between the Registrant and Scudder Trust Company dated October 1, 1995.
                                                     (Incorporated by reference to Exhibit 9(c)(3) to Post-Effective
                                                     Amendment No. 47 to the Registration Statement.)

                                         (d)(1)      Shareholder Services Agreement between the Registrant and Charles
                                                     Schwab & Co., Inc. dated June 1, 1990.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (d)(2)      Administrative Services Agreement between the Registrant and
                                                     McGladrey & Pullen, Inc. dated September 30, 1995.
                                                     (Incorporated by reference to Exhibit 9(d)(2) to Post-Effective
                                                     Amendment No. 47 to the Registration Statement.)

                                         (e)(1)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Fund
                                                     Accounting Corporation dated October 10, 1994.
                                                     (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                         (e)(2)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder Fund Accounting
                                                     Corporation dated April 12, 1995 is filed herein.
                                                     (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                         (e)(3)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Latin America Fund, dated May 17, 1995.
                                                     (Incorporated by reference to Exhibit 9(e)(3) to Post-Effective
                                                     Amendment No. 47 to the Registration Statement.)

                                         (e)(4)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, dated May 5, 1995.
                                                     (Incorporated by reference to Exhibit 9(e)(4) to Post-Effective
                                                     Amendment No. 47 to the Registration Statement.)

                                         (e)(5)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund dated May 8, 1996.
                                                     (Incorporated by reference to Exhibit 9(e)(5) to Post-Effective
                                                     Amendment No. 49 to the Registration Statement.)

                                Part C - Page 8

                                         (e)(6)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund dated June
                                                     3, 1997.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              10.                    Opinion and Consent of Counsel.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              11.                    Inapplicable.

                              12.                    Inapplicable.

                              13.                    Inapplicable.

                              14.        (a)         Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (b)         Scudder Individual Retirement Plan.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)         Scudder Funds 403(b) Plan.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (d)         Scudder Employer - Select 403(b) Plan.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (e)         Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              15.                    Inapplicable.

                              16.                    Schedule for Computation of Performance Quotations.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              17.                    Financial Data Schedule for Scudder International Fund.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)


                              18.                    Inapplicable.



               Power of Attorney for Nicholas Bratt, Paul Bancroft III, Thomas
               J. Devine, William H. Gleysteen, Jr., William H. Luers, Wilson Nolen, Juris Padegs, Daniel Pierce, and Gordon Shillinglaw is incorporated by reference to the signature page of Post-Effective Amendment No. 35.

                                Part C - Page 9

               Power of Attorney for Keith R. Fox is incorporated by reference to the Signature Page of Post-Effective Amendment No. 47.

               Power of Attorney for Kathryn L. Quirk is incorporated by reference to the signature page of Post-Effective Amendment No. 54.

               Power of Attorney for David S. Lee is incorporated by reference to the signature page of Post-Effective Amendment No. 56.

Item 25.       Persons Controlled by or under Common Control with Registrant.

               None

Item 25.       Persons Controlled by or under Common Control with Registrant.

               None

Item 26.       Number of Holders of Securities (as of November 3, 1997).

                                            (1)                                              (2)

                                       Title of Class                              Number of Shareholders

                   Capital Stock ($.01 par value per share)
                        Scudder International Fund                                      109,082
                        Scudder Latin America Fund                                       71,835
                        Scudder Pacific Opportunities Fund                               24,031
                        Scudder Greater Europe Growth Fund                               13,751
                        Scudder Emerging Markets Growth Fund                             14,737
                        Scudder International Growth and Income Fund                      6,635

Item 27.          Indemnification.

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article Tenth of Registrant's Articles of Incorporation state as follows:

                  TENTH:  Liability and Indemnification

                           To the  fullest  extent  permitted  by  the  Maryland
                  General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. The limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                           The   Corporation,   including  its   successors  and
                  assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation law, as may be amended from time to time, and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                                Part C - Page 10

                           The Corporation  may purchase and maintain  insurance
                  on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                           The rights  provided  to any  person by this  Article
                  shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                           Nothing   in  these   Articles   of   Amendment   and
                  Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

                  Article V of Registrant's Amended and Restated By-Laws states as follows:

                                    ARTICLE V

                          INDEMNIFICATION AND INSURANCE

         SECTION 1. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former Director or officer of the Corporation, or is or was serving while a Director or officer of the Corporation at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

         SECTION 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking by or on behalf of the Director to repay any such advance if it is ultimately determined that he is not entitled to indemnification, and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as amended, nor parties to the proceeding ("disinterested non-party

                                Part C - Page 11

Directors") or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         SECTION 3. Procedure. At the request of any current or former Director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.

         SECTION 4. Indemnification of Employees and Agents. Employees and agents who are not officers or Directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

         SECTION 5. Other Rights. The indemnification provided by this Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 6. Constituent, Resulting or Surviving Corporations. For the purposes of this Article V, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under this Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.

Item 28.          Business or Other Connections of Investment Adviser

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                            Business and Other Connections of Board
                    Name    of Directors of Registrant's Adviser

Stephen R. Beckwith         Director, Vice President, Treasurer, Chief Operating Officer & Chief Financial Officer,
                                  Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                            President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**

                                Part C - Page 12

                            President, The Japan Fund, Inc. (investment company)**
                            Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                            Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                            Supervisory Director, Scudder Mortgage Fund (investment company)+
                            Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I & II
                                  (investment company) +
                            Director, Canadian High Income Fund (investment company)#
                            Director, Hot Growth Companies Fund (investment company)#
                            Director, Sovereign High Yield Investment Company (investment company)+
                            Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt              Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            President & Director, Scudder New Europe Fund, Inc. (investment company)**
                            President & Director, The Brazil Fund, Inc. (investment company)**
                            President & Director, The First Iberian Fund, Inc. (investment company)**
                            President & Director, Scudder International Fund, Inc.  (investment company)**
                            President & Director, Scudder Global Fund, Inc. (President on all series except Scudder Global
                                  Fund) (investment company)**
                            President & Director, The Korea Fund, Inc. (investment company)**
                            President & Director, Scudder New Asia Fund, Inc. (investment company)**
                            President, The Argentina Fund, Inc. (investment company)**
                            Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                            Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                            Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser) Toronto,
                                  Ontario, Canada
                            Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown            Director, Chief Administrative Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Trustee, Scudder GNMA Fund (investment company)*
                            Trustee, Scudder Portfolio Trust (investment company)*
                            Trustee, Scudder U.S. Treasury Fund (investment company)*
                            Trustee, Scudder Tax Free Money Fund (investment company)*
                            Trustee, Scudder State Tax Free Trust (investment company)*
                            Trustee, Scudder Cash Investment Trust (investment company)*
                            Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                            Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                            Director & President, Scudder Trust Company (a trust company)+++
                            Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady              Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                            Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                            Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                            Chairman & Trustee, AARP Growth Trust (investment company)**
                            Chairman & Trustee, AARP Income Trust (investment company)**
                            Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                            Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                            Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*

                                Part C - Page 13

                            Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima         Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Vice President, Scudder California Tax Free Trust (investment company)*
                            Vice President, Scudder Equity Trust (investment company)**
                            Vice President, Scudder Cash Investment Trust (investment company)*
                            Vice President, Scudder Fund, Inc. (investment company)**
                            Vice President, Scudder Global Fund, Inc. (investment company)**
                            Vice President, Scudder GNMA Fund (investment company)*
                            Vice President, Scudder Portfolio Trust (investment company)*
                            Vice President, Scudder Institutional Fund, Inc. (investment company)**
                            Vice President, Scudder International Fund, Inc. (investment company)**
                            Vice President, Scudder Investment Trust (investment company)*
                            Vice President, Scudder Municipal Trust (investment company)*
                            Vice President, Scudder Mutual Funds, Inc. (investment company)**
                            Vice President, Scudder New Asia Fund, Inc. (investment company)**
                            Vice President, Scudder New Europe Fund, Inc. (investment company)**
                            Vice President, Scudder Securities Trust (investment company)*
                            Vice President, Scudder State Tax Free Trust (investment company)*
                            Vice President, Scudder Funds Trust (investment company)**
                            Vice President, Scudder Tax Free Money Fund (investment company)*
                            Vice President, Scudder Tax Free Trust (investment company)*
                            Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                            Vice President, Scudder Pathway Series (investment company)*
                            Vice President, Scudder Variable Life Investment Fund (investment company)*
                            Vice President, The Brazil Fund, Inc. (investment company)**
                            Vice President, The Korea Fund, Inc. (investment company)**
                            Vice President, The Argentina Fund, Inc. (investment company)**
                            Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser) Toronto, Ontario, Canada
                            Vice President, The First Iberian Fund, Inc. (investment company)**
                            Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                            Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Vice President, Scudder Variable Life Investment Fund (investment company)*

John T. Packard             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            President, Montgomery Street Income Securities, Inc. (investment company) o
                            Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce               Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                            Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                            Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                            Chairman & Director, Scudder International Fund, Inc. (investment company)**
                            Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                            President & Trustee, Scudder Equity Trust (investment company)**
                            President & Trustee, Scudder GNMA Fund (investment company)*
                            President & Trustee, Scudder Portfolio Trust (investment company)*
                            President & Trustee, Scudder Funds Trust (investment company)**

                                Part C - Page 14

                            President & Trustee, Scudder Securities Trust (investment company)*
                            President & Trustee, Scudder Investment Trust (investment company)*
                            President & Director, Scudder Institutional Fund, Inc. (investment company)**
                            President & Director, Scudder Fund, Inc. (investment company)**
                            President & Director, Scudder Mutual Funds, Inc. (investment company)**
                            Vice President & Trustee, Scudder Municipal Trust (investment company)*
                            Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                            Vice President & Trustee, Scudder Pathway Series (investment company)*
                            Trustee, Scudder California Tax Free Trust (investment company)*
                            Trustee, Scudder State Tax Free Trust (investment company)*
                            Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                            Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser),
                                  Toronto, Ontario, Canada
                            Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                            Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                            President & Director, Scudder Precious Metals, Inc. xxx
                            Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                  (a real estate holding company)*
                            Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                            Director, Scudder Latin America Investment Trust PLC (investment company)@
                            Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                            Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                            Trustee, New England Aquarium, Boston, MA
                            Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk            Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder, Stevens & Clark,
                                  Inc. (investment adviser)**
                            Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                            Director, Vice President & Assistant Secretary, Scudder International Fund, Inc. (investment company)**
                            Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                            Director, Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                            Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                            Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                            Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                            Trustee, Scudder Investment Trust (investment company)*
                            Trustee, Scudder Municipal Trust (investment company)*
                            Vice President & Trustee, Scudder Cash Investment Trust (investment company)*
                            Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                            Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                            Vice President & Secretary, AARP Growth Trust (investment company)**
                            Vice President & Secretary, AARP Income Trust (investment company)**
                            Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                            Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                            Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                            Vice President & Secretary, The Japan Fund, Inc. (investment company)**

                                Part C - Page 15

                          Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc. (investment company)**
                            Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                            Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                            Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc. (investment company)o
                            Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                            Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                            Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                            Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                            Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                            Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc. (investment company)**
                            Vice President, Scudder Fund, Inc. (investment company)**
                            Vice President, Scudder Institutional Fund, Inc. (investment company)**
                            Vice President, Scudder GNMA Fund (investment company)*
                            Director, Senior Vice President & Clerk, Scudder Investor Services, Inc. (broker/dealer)*
                            Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                            Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                            Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                            Director, SFA, Inc. (advertising agency)*
                            Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            President, AARP Cash Investment Funds (investment company)**
                            President, AARP Growth Trust (investment company)**
                            President, AARP Income Trust (investment company)**
                            President, AARP Tax Free Income Trust (investment company)**
                            President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani           Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Chairman & Director, The Argentina Fund, Inc. (investment company)**
                            Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                            Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                            Supervisory Director, Scudder Mortgage Fund (investment company) +
                            Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I & II
                                  (investment company)+
                            Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                            Director, The Brazil Fund, Inc. (investment company)**
                            Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                            President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                            President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                            Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                            Director, IBJ Global Investment Management S.A., (Luxembourg investment management company)
                                  Luxembourg, Grand-Duchy of Luxembourg

                                Part C - Page 16

Stephen A. Wohler           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

                                Part C - Page 17

 (b)

 (1)                                (2)                                         (3)

 Name and Principal                 Position and Offices with                    Positions and
 Business Address                   Scudder Investor Services, Inc.              Offices with Registrant

 Lynn S. Birdsong                   Senior Vice President                        None
 345 Park Avenue
 New York, NY 10154

 E. Michael Brown                   Assistant Treasurer                          None
 Two International Place
 Boston, MA  02110

 Mark S. Casady                     Director and Vice President                  None
 Two International Place
 Boston, MA  02110

 Linda Coughlin                     Director and Senior Vice President           None
 Two International Place
 Boston, MA  02110

 Richard W. Desmond                 Vice President                               Assistant Secretary
 345 Park Avenue
 New York, NY  10154

 Paul J. Elmlinger                  Senior Vice President and                    None
 345 Park Avenue                      Assistant Clerk
 New York, NY  10154

 Margaret D. Hadzima                Assistant Treasurer                          None
 Two International Place
 Boston, MA  02110

 Thomas W. Joseph                   Director, Vice President, Treasurer          Vice President
 Two International Place              and Assistant Clerk
 Boston, MA 02110

 David S. Lee                       Director, President and                      Vice President and Assistant
 Two International Place              Assistant Treasurer                          Treasurer
 Boston, MA 02110

 Thomas F. McDonough                Clerk                                        Vice President and Secretary
 Two International Place
 Boston, MA 02110

 Thomas H. O'Brien                  Assistant Treasurer                          None
 345 Park Avenue
 New York, NY  10154

 Edward J. O'Connell                Assistant Treasurer                          Vice President and Assistant
 345 Park Avenue                                                                   Treasurer
 New York, NY 10154

                                Part C - Page 18

 Daniel Pierce                      Director, Vice President                    Chairman of the Board and
 Two International Place              and Assistant Treasurer                     Director
 Boston, MA 02110

 Kathryn L. Quirk                   Director, Senior Vice President             Director, Vice President and
 345 Park Avenue                      and Assistant Clerk                         Assistant Secretary
 New York, NY  10154

 Robert A. Rudell                   Vice President                               None
 Two International Place
 Boston, MA 02110

 Edmund J. Thimme                   Vice President                               None
 345 Park Avenue
 New York, NY  10154

 Benjamin Thorndike                 Vice President                               None
 Two International Place
 Boston, MA 02110

 Sydney S. Tucker                   Vice President                               None
 Two International Place
 Boston, MA 02110

 David B. Watts                     Assistant Treasurer                          None
 Two International Place
 Boston, MA 02110

 Linda J. Wondrack                  Vice President                               None
 Two International Place
 Boston, MA 02110

The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

 (c)

                     (1)                     (2)                 (3)                 (4)               (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage           Other
                 Underwriter             Commissions       and Repurchases       Commissions       Compensation
                 -----------             -----------       ---------------       -----------       ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.       Location of Accounts and Records.

               Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., 345 Park Avenue, New York, New York 10154. Records relating to the duties of the Registrant's custodian are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

                                Part C - Page 19

Item 31.       Management Services.

               Inapplicable.

Item 32.       Undertakings

               Inapplicable.




                                Part C - Page 20

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 14th day of November, 1997.



                                   SCUDDER INTERNATIONAL FUND, INC.



                                   By/s/Thomas F. McDonough
                                     ------------------------------------
                                     Thomas F. McDonough,
                                     Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                             TITLE                   DATE

/s/Paul Bancroft, II
-------------------------
Paul Bancroft, III*                   Director


/s/
-------------------------
Sheryle J. Bolton                     Director


/s/
--------------------------
William T. Burgin                     Director


/s/Thomas J. Devine
--------------------------
Thomas J. Devine*                     Director


/s/Keith R. Fox
--------------------------
Keith R. Fox*                         Director


/s/William H. Gleysteen, Jr.
--------------------------
William H. Gleysteen, Jr.*            Director


/s/William H. Luers
--------------------------
William H. Luers*                     Director


/s/Wilson Nolen
--------------------------
Wilson Nolen*                         Director


/s/Kathryn L. Quirk
--------------------------
Kathryn L. Quirk*                     Director, Vice
                                      President and
                                      Assistant Secretary


/s/Daniel Pierce
--------------------------
Daniel Pierce*                        Chairman of the Board
                                      and Director


/s/
--------------------------
Pamela A. McGrath                     Vice President and
                                      Treasurer (Principal
                                      Financial and
                                      Accounting Officer)




*By:/s/Thomas  F.  McDonough
    -----------------------
     Thomas  F.  McDonough,
     Attorney-in-Fact  pursuant
     to a power of  attorney
     contained in the signature
     page of Post-Effective
     Amendment Nos. 35, 47,
     49 and 54 to the Registration
     Statement,  filed October 8,
     1992,  February 27, 1996,
     July 17, 1996 and May 27,
     1997, respectively.


                                                                File No. 2-14400
                                                                File No. 811-642


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT No. 57

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 37

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                        SCUDDER INTERNATIONAL FUND, INC.

                        SCUDDER INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX